SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Tables)	3 Months Ended
Jun. 30, 2026
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Summary of Salaries, fees and benefits
	Three Months Ended June 30th,
	2026(1)	2025(1)
Salaries, Fees and Benefits	($)	($)
Exploration and evaluation expenses	114,000	2,957,000
Administration expenses	63,000	86,000
Total	177,000	3,043,000

Summary of Office and administration expenses
	Three Months Ended June 30th,
	2026(1)	2025(1)
	($)	($)
Salaries and Benefits	63,000	86,000
Data processing and retention	2,000	2,000
Insurance	12,000	8,000
Other office expenses	27,000	49,000
Total	104,000	145,000